Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue

Note 33.     Revenue

Nature of goods and services

The following is a description of the principal activities – separated by reportable segment – from which the Group generates its revenue. For more detailed information about reportable segments, see note 39 - Segment information and geographic data.

-	IoT Segment

The IoT segment of the Group principally generates revenue from the sale of semiconductors secure chips. Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

-	mPKI Segment

The mPKI Segment of the Group generates revenues from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications. Products and services are sold principally separately, but may also be sold in bundled packages.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g., licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

-	AI Segment

The AI Segment of the Group generates revenues from providing benefits of artificial intelligence to enterprise customers globally through knowledge automation. The company uses modern technologies such as inference and machine learning in order to automatically operate the entire IT stack – from heterogeneous environments to individual applications. Products and services are sold principally separately, but may also be sold in bundled packages.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e., if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g., licenses), the revenue can be recognized upon completion of the set-up (e.g., installation of software) or a specific period of time (e.g., maintenance and support).

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Certificates	The Group recognizes revenue on a straight-line basis over the validity period of the certificate, which is usually one to three years. This period starts after the certificate has been issued by the Certificate Authority and may be used by the customer for authentication and signature, by checking the certificate validity against the Root of Trust which is maintained by the Group on its IT infrastructure. Customers pay for certificates when certificates are issued and invoiced. The excess of payments over recognized revenue is shown as deferred revenue.
SaaS	The Group’s SaaS arrangement cover the provision of cloud-based certificate life-cycle-management solutions and signing and authentication solutions. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable. Customers usually pay ahead of quarterly or yearly service periods; the paid amounts which have not yet been recognized are shown as deferred revenue.
Software	The Group provides software for certificates life-cycle management and signing and authentication solutions. The Group recognizes license revenue when the software has been delivered and PCS revenue over the service period which is usually one-year renewable. Customers pay upon delivery of the software or over the PCS.
Implementation, integration and other services

The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

WISeKey also provides hosting and monitoring of infrastructure services which are distinct performance obligations and are paid and recognized over the service period.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Over time			Total
USD'000		2021	2020	2019	2021	2020	2019	2021	2020	2019
IoT Segment
Secure chips	Upon delivery	16,867	14,317	20,504	—	—	—	16,867	14,317	20,504
Total IoT segment revenue		16,867	14,317	20,504	—	—	—	16,867	14,317	20,504
mPKI Segment
Certificates	Upon issuance	—	—	—	153	175	172	153	175	172
Licenses and integration	Upon delivery	606	287	1,976	—	—	—	606	287	1,976
SaaS, PCS and hosting	Quarterly or yearly	—	—	—	20	—	—	20	—	—
Total mPKI segment revenue		606	287	1,976	173	175	172	779	462	2,148
AI Segment
SaaS, PCS and hosting	Quarterly or yearly	—	—	—	4,612	—	—	4,612	—	—
Total AI segment revenue		—	—	—	4,612	—	—	4,612	—	—
Total Revenue		17,473	14,604	22,480	4,785	175	172	22,258	14,779	22,652

For the years ended December 31, 2021, 2020, and 2019 the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2021	2020	2019
IoT Segment
Switzerland	406	278	708
Rest of EMEA	3,721	4,228	7,508
North America	10,631	8,217	9,547
Asia Pacific	2,062	1,526	2,503
Latin America	47	68	238
Total IoT segment revenue	16,867	14,317	20,504
mPKI Segment
Switzerland	596	314	1,428
Rest of EMEA	98	93	539
North America	58	43	144
Asia Pacific	—	—	1
Latin America	27	12	36
Total mPKI segment revenue	779	462	2,148
AI Segment
Switzerland	270	—	—
Rest of EMEA	3,883	—	—
North America	459	—	—
Total AI segment revenue	4,612	—	—
Total Net sales	22,258	14,779	22,652

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade accounts receivables
Trade accounts receivable - IoT segment	2,655	2,227
Trade accounts receivable - mPKI segment	164	381
Trade accounts receivable - AI segment	259	—
Total trade accounts receivables	3,078	2,608
Contract assets	—	—
Total contract assets	—	—
Contract liabilities - current	128	367
Contract liabilities - noncurrent	57	23
Total contract liabilities	185	390
Deferred revenue
Deferred revenue - mPKI segment	192	171
Deferred revenue - IoT segment	—	150
Deferred revenue - AI segment	395	—
Total deferred revenue	587	321
Revenue recognized in the period from amounts included in the deferred revenue of the mPKI and IoT segments at the beginning of the year	290	84

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2021, approximately USD 772,000 is expected to be recognized from remaining performance obligations for mPKI, IoT and AI contracts. We expect to recognize revenue for these remaining performance obligations during the next two years approximately as follows:

Estimated revenue from remaining performance obligations as at December 31, 2021 (USD'000)	Total
2022	615
2023	157
Total remaining performance obligation	772